Additional Information: Condensed Financial Statements of Parent Company (Narrative) (Details) In Thousands, unless otherwise specified	12 Months Ended				0 Months Ended
	Jun. 30, 2014 USD ($)	Jun. 30, 2014 CNY	Jun. 30, 2013 CNY	Jun. 30, 2012 CNY	Oct. 08, 2013 Beijing Wangpin [Member] CNY
Condensed Financial Statements, Captions [Line Items]
Cash dividends distributed from Beijing Wangpin	$ 23,801	147,650	0	0	224,100